Stock Base Compensation (Details)	12 Months Ended				12 Months Ended						12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009	Oct. 31, 2011 Canadian Dollar Options [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 9.65 - 10.19 [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 10.20 - 18.81 [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 18.82 - 20.10 [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 20.11 - 21.74 [Member] CAD	Oct. 31, 2011 Canadian Dollar Options [Member] 21.75 - 22.50 [Member] CAD	Oct. 31, 2011 United States Dollar Options [Member] USD ($)	Oct. 31, 2011 United States Dollar Options [Member] 6.13 - 6.15 [Member] USD ($)	Oct. 31, 2011 United States Dollar Options [Member] 14.35 - 17.74 [Member] USD ($)	Oct. 31, 2011 Deferred share units (DSU) [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] Selling, General and Administration Expenses [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] Selling, General and Administration Expenses [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] Selling, General and Administration Expenses [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] Restructuring Charges [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)	Oct. 31, 2011 Stock Option Plan [Member] Canadian Dollar Options [Member] CAD		Oct. 31, 2010 Stock Option Plan [Member] Canadian Dollar Options [Member] CAD		Oct. 31, 2009 Stock Option Plan [Member] Canadian Dollar Options [Member] CAD	Oct. 31, 2011 Stock Option Plan [Member] United States Dollar Options [Member] USD ($)	Oct. 31, 2010 Stock Option Plan [Member] United States Dollar Options [Member] USD ($)	Oct. 31, 2009 Stock Option Plan [Member] United States Dollar Options [Member] USD ($)	Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] Selling, General and Administration Expenses [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] Selling, General and Administration Expenses [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] Selling, General and Administration Expenses [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] Restructuring Charges [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] Restructuring Charges [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] Restructuring Charges [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] Loss from discontinued operations, net of income taxes [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] 2006 Plan [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] 2006 Plan [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] 2006 Plan [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] 2007 Plan [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] 2007 Plan [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] 2007 Plan [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] 2008 Plan [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] 2008 Plan [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] 2008 Plan [Member] USD ($)		Oct. 31, 2011 Mid Term Incentive Plan (MTIP) [Member] 2009 Plan [Member] USD ($)		Oct. 31, 2010 Mid Term Incentive Plan (MTIP) [Member] 2009 Plan [Member] USD ($)		Oct. 31, 2009 Mid Term Incentive Plan (MTIP) [Member] 2009 Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance under the stock option plan (in shares)														6,160,000
Stock-based compensation expense													$ 200,000	$ 1,200,000	$ 3,500,000	$ 4,000,000	$ 1,200,000	$ 200,000	$ 2,800,000	$ 0	$ 2,500,000	$ 0	$ 0	$ 800,000	$ 1,200,000									$ (197,000)	[1]	$ 10,061,000	[1]	$ (2,256,000)	[1]	$ (200,000)	[1]	$ 0	[1]	$ (1,100,000)	[1]	$ 0	[1]	$ 5,600,000	[1]	$ 0	[1]	$ 0	[1]	$ 4,500,000	[1]	$ (1,200,000)	[1]	$ (197,000)	[1]	$ (28,000)	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 3,988,000	[1]	$ (2,256,000)	[1]	$ 0	[1]	$ 6,101,000	[1]	$ 0	[1]
Term of stock options granted (in years)																										7Y
Number of granted options that become exercisable ratably over vesting period (in shares)																										764,300
Percentage of stock options vesting fully after minimum vesting period (in hundredths)																										100.00%
Number of granted options that vest fully after vesting period (in shares)																										44,400
Stock options vesting period, minimum (in years)													3Y													3Y
Liability																																		508,000	[2]	930,000	[2]																					508,000	[2]	930,000	[2]			0	[2]	0	[2]			0	[2]	0	[2]			0	[2]	0	[2]
Expense (Income)													200,000	1,200,000	3,500,000	4,000,000	1,200,000	200,000	2,800,000	0	2,500,000	0	0	800,000	1,200,000									(197,000)	[1]	10,061,000	[1]	(2,256,000)	[1]	(200,000)	[1]	0	[1]	(1,100,000)	[1]	0	[1]	5,600,000	[1]	0	[1]	0	[1]	4,500,000	[1]	(1,200,000)	[1]	(197,000)	[1]	(28,000)	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	3,988,000	[1]	(2,256,000)	[1]	0	[1]	6,101,000	[1]	0	[1]
Stock options [Roll Forward]
Outstanding, beginning of period (in shares)																										3,531,000		3,482,000			802,000	1,155,000
Granted (in shares)																										808,700		1,174,000			0	0
Exercised (in shares)																										0		0			0	(43,000)
Cancelled or forfeited (in shares)																										(1,801,000)		(996,000)			(645,000)	(310,000)
Expired (in shares)																										(116,000)		(129,000)
Outstanding, end of period (in shares)																										2,423,000		3,531,000		3,482,000	157,000	802,000	1,155,000
Stock options, additional disclosures [Abstract]
Vested and expected to vest, at end of period (in shares)																										2,182,000	[3]	3,386,000	[3]		157,000	802,000
Exercisable, at end of period (in shares)																										440,000		2,356,000			157,000	802,000
Weighted average exercise price, outstanding, beginning of period (in dollars per share)																										16.53		19.95			$ 15.88	$ 15.49
Weighted average exercise price, granted (in dollars per share)																										10.32		9.66			$ 0	$ 0
Weighted average exercise price, exercised (in dollars per share)																										0		0			$ 0	$ 6.14
Weighted average exercise price, cancelled or forfeited (in dollars per share)																										19.80		20.63			$ 15.91	$ 15.77
Weighted average exercise price, expired (in dollars per share)																										21.74		14.49
Weighted average exercise price, outstanding, end of period (in dollars per share)																										11.78		16.53		19.95	$ 15.72	$ 15.88	$ 15.49
Weighted average exercise price, vested and expected to vest, end of period (in dollars per share)																										11.98	[3]	16.82	[3]		$ 15.72	$ 15.88
Weighted average exercise price, exercisable, end of period (in dollars per share)																										20.11		19.95			$ 15.72	$ 15.88
Weighted average remaining contractual life, outstanding, beginning of period (in years)																										3.9		3.5			4.6	5.7
Weighted average remaining contractual life, outstanding, end of period (in years)																										5.3		3.9		3.5	3.6	4.6	5.7
Weighted average remaining contractual life, vested and expected to vest, end of period (in years)																										5.2	[3]	4.1	[3]		3.6	2.6
Weighted average remaining contractual life, exercisable, end of period (in years)																										1.9		2.5			3.6	4.6
Aggregate intrinsic value, outstanding, beginning of period																										2,067,000		0			15,000	0
Aggregate intrinsic value, outstanding, end of period																										0		2,067,000		0	8,000	15,000	0
Aggregate intrinsic value, vested and expected to vest, end of period																										0	[3]	1,813,000	[3]		8,000	15,000
Aggregate intrinsic value, exercisable, end of period																										0		0			8,000	15,000
Weighted average fair values of options granted ( in dollars per share)																										1.83		2.91					$ 1.47
Aggregate intrinsic value of options exercised																										0		0		0	0	62,000	0
Aggregate grant-date fair value of shares vested																										0		5,920,000		3,657,000	0	4,518,000	1,566,000
Total remaining unrecognized compensation expense																										3,000,000					$ 0
Weighted average amortization period for unrecognized compensation expense (in months)																										25					0
Incentive plans [Abstract]
Grants in period (in shares)													85,447
Percentage of deferred share units vesting fully after minimum vesting period (in hundredths)													100.00%
Vesting period, minimum (in years)													3Y													3Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, lower range limit (in dollars per share)					9.65	10.20	18.82	20.11	21.75		$ 6.13	$ 14.35
Exercise price range, upper range limit (in dollars per share)					10.19	18.81	20.10	21.74	22.50		$ 6.15	$ 17.74
Weighted Average Remaining Contractual Life, options outstanding (in years)				5.32	5.71	6.30	1.14	1.74	2.59	3.55	4.13	3.54
Options Outstanding (in shares)				2,423,000	1,181,000	876,000	180,000	75,000	111,000	157,000	3,000	154,000
Weighted average exercise price, options outstanding (in dollars per share)				11.78	9.66	10.98	19.50	21.26	21.77	$ 15.72	$ 6.15	$ 15.91
Options exercisable (in shares)				440,000	0	74,000	180,000	75,000	111,000	157,000	3,000	154,000
Weighted average exercise price, options exercisable (in dollars per share)				20.11	0	17.95	19.50	21.26	21.77	$ 15.72	$ 6.15	$ 15.91
Risk-free interest rate (in hundredths)	1.94%	2.10%	1.70%
Expected dividend yield (in hundredths)	3.75%	0.00%	0.00%
Expected volatility (in hundredths)	30.40%	36.50%	31.10%
Expected time until exercise (in years)	3.64	3.64	4.20

[1]	The MTIP expense (income) for the year ended October 31, 2010 is $10.1 million (2009 - $(2.3) million ; 2008 - $(8.0) million), of which $nil (2009 - $(1.1)million; 2008 - $(2.7)million) is included in selling, general and administration expenses and $5.6 million (2009 - $nil; 2008 - $nil) is included in restructuring charges (Note 19), respectively, in "Loss from continuing operations", and $4.5 million (2009 - $(1.2)million; 2008 - $(5.3)million) is included in costs and other expenses in "Loss from discontinued operations, net of income taxes" (Note3).
[2]	The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 12).
[3]	The expected to vest amount represents the unvested options as at October 31, 2010 and 2009, respectively, less estimated forfeitures.